Loans and Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Schedule of Loans, by Major Class Within the Company's Loan Portfolio
Major classifications within the Company’s held for investment loan portfolio at December 31, 2023 and 2022 were as follows:

(in thousands)	2023	2022
Commercial, financial, and agricultural	$226,275	$244,549
Real estate construction − residential	58,347	32,095
Real estate construction − commercial	130,296	137,235
Real estate mortgage − residential	372,391	361,025
Real estate mortgage − commercial	731,024	722,729
Installment and other consumer	20,814	23,619
Total loans held for investment	$1,539,147	$1,521,252
The following tables provide additional information about impaired loans at December 31, 2022, segregated between loans for which an allowance has been provided and loans for which no allowance has been provided.

(in thousands)	Recorded Investment	Unpaid Principal Balance	Specific Reserves	Average Recorded Investment
December 31, 2022
With no related allowance recorded:
Real estate mortgage − residential	$—	$—	$—	$1
Real estate mortgage − commercial	17,664	18,975	—	16,230
Total	$17,664	$18,975	$—	$16,231
With an allowance recorded:
Commercial, financial and agricultural	$295	$330	$36	$319
Real estate construction − commercial	87	127	11	93
Real estate mortgage − residential	1,863	2,080	148	2,189
Real estate mortgage − commercial	446	535	62	428
Installment and other consumer	6	6	1	90
Total	$2,697	$3,078	$258	$3,119
Total impaired loans	$20,361	$22,053	$258	$19,350

Schedule of Loans to Directors and Executive Officers
The following is a summary of loans to directors and executive officers or to entities in which such individuals had a beneficial interest of the Company:

(in thousands)
Balance at December 31, 2022	$9,415
New loans	4,373
Amounts collected	(4,191)
Balance at December 31, 2023	$9,597

Schedule of the Allowance for Loan Losses
The following table illustrates the changes in the allowance for credit losses by portfolio segment:

(in thousands)	Commercial, Financial, & Agricultural	Real Estate Construction - Residential	Real Estate Construction - Commercial	Real Estate Mortgage - Residential	Real Estate Mortgage - Commercial	Installment and other Consumer	Un- allocated	Total
Allowance for Credit Losses on Loans
Balance at, December 31, 2020	$5,121	$213	$475	$2,679	$9,354	$264	$7	$18,113
Charge-offs	(194)	—	—	(22)	(43)	(229)	—	(488)
Recoveries	221	13	475	190	3	76	—	978
Provision for (release of) credit losses	(2,431)	(89)	(362)	(365)	1,348	145	54	(1,700)
Balance at, December 31, 2021	$2,717	$137	$588	$2,482	$10,662	$256	$61	$16,903
Charge-offs	(135)	—	—	—	(181)	(321)	—	(637)
Recoveries	56	—	22	45	11	88	—	222
Provision for (release of) credit losses	97	20	265	802	(2,492)	303	105	(900)
Balance at, December 31, 2022	$2,735	$157	$875	$3,329	$8,000	$326	$166	$15,588
Adoption of ASU 2016-13 (1)	(649)	291	2,894	1,890	1,613	(80)	(166)	5,793
Balance at January 1, 2023	2,086	448	3,769	5,219	9,613	246	—	21,381
Charge-offs	(161)	—	—	(88)	(32)	(347)	—	(628)
Recoveries	192	—	22	23	4	85	—	326
Provision for (release of) credit losses	1,091	595	(518)	110	952	248	187	2,665
Balance at, December 31, 2023	$3,208	$1,043	$3,273	$5,264	$10,537	$232	$187	$23,744
Liability for Unfunded Commitments
Balance at, December 31, 2022	$—	$—	$—	$—	$—	$—	$—	$—
Adoption of ASU 2016-13 (1)	104	341	569	107	150	1	—	1,272
Balance at January 1, 2023	104	341	569	107	150	1	—	1,272
Provision for (release of) credit losses on unfunded commitments	93	(68)	(324)	(4)	(40)	—	18	(325)
Balance at, December 31, 2023	$197	$273	$245	$103	$110	$1	$18	$947
Total allowance for credit losses on loans and liability for unfunded commitments	$3,405	$1,316	$3,518	$5,367	$10,647	$233	$205	$24,691
(1) Beginning January 1, 2023, calculation is based on CECL methodology. Prior to January 1, 2023, calculation was based on probable incurred loss methodology.
Schedule of Amortized Cost of Collateral-Dependent Loans by Class and Investment by Risk Categories
The amortized cost of collateral-dependent loans by class as of December 31, 2023 was as follows:

	Collateral Type
(in thousands)	Real Estate	Other	Allowance Allocated
December 31, 2023
Commercial, financial, and agricultural	$—	$2,221	$1,300
Real estate construction − residential	432	—	164
Real estate mortgage − residential	$46	$—	$19
Real estate mortgage − commercial	2,369	—	—
Total	$2,847	$2,221	$1,483
The categories of impaired loans at December 31, 2022 were as follows:

(in thousands)	2022
Non-accrual loans	$18,700
Performing TDRs	1,661
Total impaired loans	$20,361
The following table presents the recorded investment by risk categories at December 31, 2023:

	Term Loans
	Amortized Cost Basis by Origination Year and Risk Grades
(in thousands)	2023	2022	2021	2020	2019	Prior	Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis	Total
December 31, 2023
Commercial, Financial, & Agricultural
Pass	$40,103	$43,082	$32,812	$30,965	$4,774	$5,022	$55,379	$213	$212,350
Watch	1	2,505	32	586	3	282	2,502	—	5,911
Substandard	371	3,758	19	16	—	—	323	1,299	5,786
Non-accrual loans	159	96	317	—	7	—	1,649	—	2,228
Total	$40,634	$49,441	$33,180	$31,567	$4,784	$5,304	$59,853	$1,512	$226,275
Gross YTD charge-offs	—	1	—	—	—	160	—	—	161
Real Estate Construction - Residential
Pass	$39,847	$17,259	$634	$175	$—	$—	$—	$—	$57,915
Watch	—	—	—	—	—	—	—	—	—
Substandard	—	—	—	—	—	—	—	—	—
Non-accrual loans	432	—	—	—	—	—	—	—	432
Total	$40,279	$17,259	$634	$175	$—	$—	$—	$—	$58,347
Gross YTD charge-offs	—	—	—	—	—	—	—	—	—
Real Estate Construction - Commercial
Pass	$49,041	$53,058	$24,371	$1,040	$31	$735	$187	$—	$128,463
Watch	934	17	—	—	—	—	103	—	1,054
Substandard	710	—	—	—	—	—	—	—	710
Non-accrual loans	—	—	—	—	—	69	—	—	69
Total	$50,685	$53,075	$24,371	$1,040	$31	$804	$290	$—	$130,296
Gross YTD charge-offs	—	—	—	—	—	—	—	—	—
Real Estate Mortgage - Residential
Pass	$65,472	$121,430	$62,998	$47,884	$7,242	$19,193	$44,574	$202	$368,995
Watch	179	251	411	293	71	1,310	23	—	2,538
Substandard	16	—	—	129	—	126	—	—	271
Non-accrual loans	—	23	93	135	—	246	90	—	587
Total	$65,667	$121,704	$63,502	$48,441	$7,313	$20,875	$44,687	$202	$372,391
Gross YTD charge-offs	—	—	—	75	—	—	13	—	88
Real Estate Mortgage - Commercial
Pass	$99,081	$208,699	$204,789	$84,363	$27,085	$39,941	$16,059	$659	$680,676
Watch	15,759	10,978	2,737	91	345	897	70	—	30,877
Substandard	—	215	15,944	—	45	289	—	—	16,493
Non-accrual loans	1,817	54	712	212	83	—	100	—	2,978
Total	$116,657	$219,946	$224,182	$84,666	$27,558	$41,127	$16,229	$659	$731,024
Gross YTD charge-offs	—	—	—	—	—	32	—	—	32
Installment and other Consumer
Pass	$7,430	$6,497	$2,720	$1,287	$987	$1,803	$90	$—	$20,814
Watch	—	—	—	—	—	—	—	—	—
Substandard	—	—	—	—	—	—	—	—	—
Non-accrual loans	—	—	—	—	—	—	—	—	—
Total	$7,430	$6,497	$2,720	$1,287	$987	$1,803	$90	$—	$20,814
Gross YTD charge-offs	84	23	7	—	—	232	1	—	347
Total Portfolio
Pass	$300,974	$450,025	$328,324	$165,714	$40,119	$66,694	$116,289	$1,074	$1,469,213
Watch	16,873	13,751	3,180	970	419	2,489	2,698	—	40,380
Substandard	1,097	3,973	15,963	145	45	415	323	1,299	23,260
Non-accrual loans	2,408	173	1,122	347	90	315	1,839	—	6,294
Total	$321,352	$467,922	$348,589	$167,176	$40,673	$69,913	$121,149	$2,373	$1,539,147
Total Gross YTD charge-offs	$84	$24	$7	$75	$—	$424	$14	$—	$628
The following table presents the recorded investment by risk categories at December 31, 2022:

	Term Loans
	Amortized Cost Basis by Origination Year and Risk Grades
(in thousands)	2022	2021	2020	2019	2018	Prior	Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis	Total
December 31, 2022
Commercial, Financial, & Agricultural
Pass	$73,654	$40,681	$37,994	$6,479	$4,050	$2,718	$63,869	$504	$229,949
Watch	1,228	296	756	150	48	251	3,155	1,527	7,411
Substandard	5,014	58	24	—	152	—	1,820	—	7,068
Non-accrual loans	—	—	—	26	95	—	—	—	121
Total	$79,896	$41,035	$38,774	$6,655	$4,345	$2,969	$68,844	$2,031	$244,549
Gross YTD charge-offs	135	—	—	—	—	—	—	—	135
Real Estate Construction - Residential
Pass	$29,289	$1,248	$769	$449	$—	$—	$340	$—	$32,095
Watch	—	—	—	—	—	—	—	—	—
Substandard	—	—	—	—	—	—	—	—	—
Non-accrual loans	—	—	—	—	—	—	—	—	—
Total	$29,289	$1,248	$769	$449	$—	$—	$340	$—	$32,095
Gross YTD charge-offs	—	—	—	—	—	—	—	—	—
Real Estate Construction - Commercial
Pass	$60,318	$67,977	$2,249	$78	$676	$656	$1,831	$—	$133,785
Watch	2,239	321	—	—	—	14	103	—	2,677
Substandard	686	—	—	—	—	—	—	—	686
Non-accrual loans	—	—	—	—	—	87	—	—	87
Total	$63,243	$68,298	$2,249	$78	$676	$757	$1,934	$—	$137,235
Gross YTD charge-offs	—	—	—	—	—	—	—	—	—
Real Estate Mortgage - Residential
Pass	$147,130	$68,380	$53,322	$8,013	$4,981	$25,590	$45,182	$523	$353,121
Watch	1,226	429	1,511	145	215	2,015	—	—	5,541
Substandard	—	136	820	—	10	712	—	—	1,678
Non-accrual loans	59	—	144	—	—	386	96	—	685
Total	$148,415	$68,945	$55,797	$8,158	$5,206	$28,703	$45,278	$523	$361,025
Gross YTD charge-offs	—	—	—	—	—	—	—	—	—
Real Estate Mortgage - Commercial
Pass	$248,529	$203,033	$99,989	$31,341	$21,354	$38,317	$10,868	$121	$653,552
Watch	14,049	14,029	16,863	842	897	811	149	401	48,041
Substandard	260	2,673	—	48	—	306	—	48	3,335
Non-accrual loans	4,621	13,180	—	—	—	—	—	—	17,801
Total	$267,459	$232,915	$116,852	$32,231	$22,251	$39,434	$11,017	$570	$722,729
Gross YTD charge-offs	101	—	—	—	—	80	—	—	181
Installment and other Consumer
Pass	$11,170	$5,183	$2,891	$2,016	$459	$88	$1,806	$—	$23,613
Watch	—	—	—	—	—	—	—	—	—
Substandard	—	—	—	—	—	—	—	—	—
Non-accrual loans	2	3	—	1	—	—	—	—	6
Total	$11,172	$5,186	$2,891	$2,017	$459	$88	$1,806	$—	$23,619
Gross YTD charge-offs	268	10	5	21	1	—	16	—	321
Total Portfolio
Pass	$570,090	$386,502	$197,214	$48,376	$31,520	$67,369	$123,896	$1,148	$1,426,115
Watch	18,742	15,075	19,130	1,137	1,160	3,091	3,407	1,928	63,670
Substandard	5,960	2,867	844	48	162	1,018	1,820	48	12,767
Non-accrual loans	4,682	13,183	144	27	95	473	96	—	18,700
Total	$599,474	$417,627	$217,332	$49,588	$32,937	$71,951	$129,219	$3,124	$1,521,252
Total Gross YTD charge-offs	$504	$10	$5	$21	$1	$80	$16	$—	$637

Schedule of Allowance for Loan Losses and Recorded Investment by Portfolio Segment
The following table illustrates the allowance for loan losses and recorded investment by portfolio segment based on the impairment method:

(in thousands)	Commercial, Financial, and Agricultural	Real Estate Construction - Residential	Real Estate Construction - Commercial	Real Estate Mortgage - Residential	Real Estate Mortgage - Commercial	Installment and other Consumer	Un- allocated	Total
December 31, 2022
Allowance for loan losses:
Individually evaluated for impairment	$36	$—	$11	$148	$62	$1	$—	$258
Collectively evaluated for impairment	2,699	157	864	3,181	7,938	325	166	15,330
Total	$2,735	$157	$875	$3,329	$8,000	$326	$166	$15,588
Loans outstanding:
Individually evaluated for impairment	$295	$—	$87	$1,863	$18,110	$6	$—	$20,361
Collectively evaluated for impairment	244,254	32,095	137,148	359,162	704,619	23,613	—	1,500,891
Total	$244,549	$32,095	$137,235	$361,025	$722,729	$23,619	$—	$1,521,252

Schedule of Financing Receivable, Nonaccrual
The following tables present the recorded investment in non-accrual loans and loans past due over 90 days still on accrual by class of loans as of December 31, 2023 and 2022.

(in thousands)	Non-accrual with no Allowance	Non-accrual with Allowance	Total Non-accrual (1)	90 Days Past Due And Still Accruing	Total Non-performing Loans
December 31, 2023
Commercial, Financial, and Agricultural	$—	$2,228	$2,228	$—	$2,228
Real estate construction − residential	—	432	432	—	432
Real estate construction − commercial	—	69	69	—	69
Real estate mortgage − residential	—	587	587	115	702
Real estate mortgage − commercial	2,368	610	2,978	—	2,978
Installment and Other Consumer	—	—	—	4	4
Total	$2,368	$3,926	$6,294	$119	$6,413
December 31, 2022
Commercial, Financial, and Agricultural	$—	$121	$121	$—	$121
Real estate construction − commercial	—	87	87	—	87
Real estate mortgage − residential	—	685	685	—	685
Real estate mortgage − commercial	17,664	137	17,801	—	17,801
Installment and Other Consumer	—	6	6	1	7
Total	$17,664	$1,036	$18,700	$1	$18,701
(1) Includes $0.2 million and $0.3 million of restructured loans at December 31, 2023 and 2022, respectively.

Schedule of Aging Information for the Company's Past Due and Non-Accrual Loans
The following table provides aging information for the Company's past due and non-accrual loans at December 31, 2023 and 2022.

(in thousands)	Current or Less Than 30 Days Past Due	30 - 89 Days Past Due	90 Days Past Due And Still Accruing	Non-Accrual	Total
December 31, 2023
Commercial, Financial, and Agricultural	$223,845	$202	$—	$2,228	$226,275
Real estate construction − residential	57,568	347	—	432	58,347
Real estate construction − commercial	130,227	—	—	69	130,296
Real estate mortgage − residential	368,956	2,733	115	587	372,391
Real estate mortgage − commercial	728,029	17	—	2,978	731,024
Installment and Other Consumer	20,607	203	4	—	20,814
Total	$1,529,232	$3,502	$119	$6,294	$1,539,147
December 31, 2022
Commercial, Financial, and Agricultural	$244,392	$36	$—	$121	$244,549
Real estate construction − residential	32,095	—	—	—	32,095
Real estate construction − commercial	137,148	—	—	87	137,235
Real estate mortgage − residential	359,672	668	—	685	361,025
Real estate mortgage − commercial	704,925	3	—	17,801	722,729
Installment and Other Consumer	23,506	106	1	6	23,619
Total	$1,501,738	$813	$1	$18,700	$1,521,252

Schedule of Summary of Loans that were Modified as TDRs
The following table presents information regarding modifications to borrowers experiencing financial difficulty as of December 31, 2023:

	December 31, 2023
(Dollars in thousands)	Number of contracts	Recorded Investment	% to Total Loans
Commercial, financial and agricultural	2	$160	0.01%
Real estate mortgage − residential	6	980	0.06%
Real estate mortgage − commercial	2	270	0.02%
Total	10	$1,410	0.09%